Long-Term Debt	9 Months Ended	12 Months Ended
	Nov. 02, 2014	Feb. 02, 2014
Debt Disclosure [Abstract]
Long-Term Debt

Note 3: Long-Term Debt

Long-term debt consisted of the following:

	NOVEMBER 2, 2014	FEBRUARY 2, 2014
New senior secured credit facility—term	$430,000	$—
Repaid Debt:
Senior secured credit facility—term	—	144,375
Senior notes	—	200,000
Senior discount notes	—	180,790

Total debt outstanding	430,000	525,165
Less:
Unamortized debt discount—new senior secured credit facility	(1,024)	—
Unamortized debt discount—senior secured credit facility	—	(550)
Unamortized debt discount—senior discount notes	—	(38,938)
Current installments	—	(1,500)

Long-term debt, less current installments, net of unamortized discount	$428,976	$484,177

New Senior Secured Credit Facility—D&B Holdings together with Dave & Buster’s, Inc. entered into a senior secured credit facility that provides a $530,000 term loan facility with a maturity date of July 25, 2020 and a $50,000 revolving credit facility with a maturity date of July 25, 2019. The $50,000 revolving credit facility includes a $20,000 letter of credit sub-facility and a $5,000 swingline sub-facility. The revolving credit facility will be used to provide financing for general purposes.

The senior secured credit facility is secured by the assets of Dave & Buster’s, Inc. and is unconditionally guaranteed by each of its direct and indirect, existing and future domestic subsidiaries (with certain agreed-upon exceptions). The Company originally received proceeds from the term loan facility of $528,675, net of a $1,325 discount. The discount is being amortized to interest expense over the six-year life of the term loan facility.

Following the IPO, we repaid $100,000 principal amount of term loan facility. This payment was applied to the future quarterly payments required by the credit agreement. No principal payments are required until the maturity of the credit facility on July 25, 2020. In conjunction with the repayment, we incurred a loss on extinguishment charge of $1,586, consisting of the write-off of unamortized deferred debt issuance cost and unamortized discount related to the portion of the term loan that was repaid. This loss is included in the “Loss on debt retirement” in the Consolidated Statement of Comprehensive Income (Loss).

As of November 2, 2014, we had no borrowings under the revolving credit facility, borrowings of $430,000 ($428,976, net of discount) under the term loan facility and $5,822 in letters of credit outstanding. We believe that the carrying amount of our term loan facility approximates its fair value because the interest rates are adjusted regularly based on current market conditions. The fair value of the Company’s new senior secured credit facility was determined to be a Level Two instrument as defined by GAAP.

The interest rates per annum applicable to loans, other than swingline loans, under our new senior secured credit facility are currently set based on a defined LIBOR rate plus an applicable margin. Swingline loans bear interest at a base rate plus an applicable margin. The loans bear interest subject to a pricing grid based on a secured leveraged ratio, at LIBOR plus a spread ranging from 3.25% to 3.5% for the term loans and LIBOR plus a spread ranging from 3.0% to 3.5% for the revolving loans. The interest rate on the term loan facility at November 2, 2014 was 4.5%.

Proceeds from the new senior secured credit facility were used as follows:

Repayment of Dave & Buster’s, Inc. senior credit facility
Outstanding principal	$143,509
Accrued and unpaid interest	460
Legal expenses	41

144,010

Repayment of Dave & Buster’s, Inc. 11% senior notes
Outstanding principal	200,000
Accrued and unpaid interest	3,239
Premium for early redemption	11,000
Additional interest paid to trustee	1,833

216,072

Repayment of Dave & Buster’s Parent, Inc. (now known as D&B Entertainment) 12.25% senior discount notes
Issue price outstanding, net of original issue discount	100,000
Previously accreted interest expense	41,852
Current year interest accretion included in Interest expense, net	8,341
Premium for early redemption	4,646
Additional interest paid to trustee	1,478

156,317

Total payments to retire prior debt	516,399

Payments of costs associated with new debt issuance	8,212
Administrative fee paid to administrative agent	31

8,243

Retained cash	4,033

Net proceeds received	$528,675

The loss on debt retirement is comprised of the following:

Non-cash charges
Loss on refinancing
Unamortized debt issuance cost	$6,559
Unamortized debt discount	435
Loss on early repayment
Unamortized debt issuance cost	1,347
Unamortized debt discount	239

8,580

Direct costs associated with debt retirement
Premium for early redemption:
Dave & Buster’s, Inc. senior notes	11,000
D&B Entertainment senior discount notes	4,646
Additional interest paid to trustee:
Dave & Buster’s, Inc. senior notes	1,833
D&B Entertainment senior discount notes	1,478
Legal expenses	41

18,998

Loss on debt retirement	$27,578

Our new senior secured credit facility contains restrictive covenants that, among other things, limit our ability and the ability of our subsidiaries to: incur additional indebtedness, make loans or advances to subsidiaries and other entities, make initial capital expenditures in relation to new stores, declare dividends, acquire other businesses or sell assets. In addition, under our senior secured credit facility, we are required to meet a maximum total leverage ratio if outstanding revolving loans and letters of credit (other than letters of credit that have been backstopped or cash collateralized) are in excess of 30% of the outstanding revolving commitments. As of November 2, 2014, we were not required to maintain any of the financial ratios under the senior secured credit facility and we were in compliance with the other restrictive covenants.

The following tables set forth our recorded interest expense, net for the periods indicated:

	THIRTY- NINE WEEKS ENDED NOVEMBER 2, 2014	THIRTY- NINE WEEKS ENDED NOVEMBER 3, 2013
Dave & Buster’s, Inc. debt-based interest expense	$20,129	$22,363
D&B Entertainment Interest accretion	8,341	11,768
Amortization of issuance cost and discount	1,962	2,397
Interest income	(204)	(209)
Less capitalized interest	(402)	(440)

Total interest expense, net	$29,826	$35,879

Future debt obligations—The following table sets forth our future debt principal payment obligations as of:

NOVEMBER 2, 2014
1 year or less	$—
2 years	—
3 years	—
4 years	—
5 years	—
Thereafter	430,000

Total future payments	$430,000

Note 7: Long-Term Debt

Long-term debt consisted of the following:

	FEBRUARY 2, 2014	FEBRUARY 3, 2013
Senior secured credit facility—term	$144,375	$145,875
Senior notes	200,000	200,000
Senior discount notes	180,790	180,790

Total debt outstanding	525,165	526,665
Unamortized debt discount—senior secured credit facility	(550)	(796)
Unamortized debt discount—senior discount notes	(38,938)	(54,819)
Less current installments	(1,500)	(1,500)

Long-term debt, less current installments, net of unamortized discount	$484,177	$469,550

Senior Secured Credit Facility—The Dave & Buster’s senior secured credit facility provides (a) a $150,000 term loan facility with a maturity date of June 1, 2016, and (b) a $50,000 revolving credit facility with a maturity date of June 1, 2015. The $50,000 revolving credit facility includes (i) a $20,000 letter of credit sub-facility (ii) a $5,000 swingline sub-facility and (iii) a $1,000 (in US Dollar equivalent) sub-facility available in Canadian dollars to the Canadian subsidiary. The revolving credit facility will be used to provide financing for general purposes. The senior secured credit facility is secured by virtually all of Dave & Buster’s assets and is unconditionally guaranteed by each of its direct and indirect, existing and future domestic subsidiaries (with certain agreed-upon exceptions) and by certain specified guarantors with respect to the obligations of its Canadian subsidiary. Dave & Buster’s originally received proceeds on the term loan facility of $148,500, net of a $1,500 discount. The discount is being amortized to interest expense over the life of the term loan facility. As of February 2, 2014, we had no borrowings under the revolving credit facility, borrowings of $144,375 ($143,825, net of discount) under the term facility and $5,670 in letters of credit outstanding. We believe that the carrying amount of our term credit facility approximates its fair value because the interest rates are adjusted regularly based on current market conditions. The interest rate on the term loan facility at February 2, 2014 was 4.5%. The fair value of Dave & Buster’s senior secured credit facility was determined to be a Level Two instrument as defined by GAAP.

The interest rates per annum applicable to loans, other than swingline loans, under our senior secured credit facility are currently set based on a defined Eurodollar rate plus an applicable margin. Swingline loans bear interest at a base rate plus an applicable margin.

The senior secured credit facility requires compliance with financial covenants including a minimum fixed charge coverage ratio test and a maximum leverage ratio test. The Company is required to maintain a minimum fixed charge coverage ratio of 1.15:1.00 and a maximum leverage ratio of 4.00:1.00 as of February 2, 2014. The financial covenants will become more restrictive over time. The required minimum fixed charge coverage ratio increases annually to a required ratio of 1.30:1.00 in the fourth quarter of fiscal year 2014 and thereafter. The maximum leverage ratio decreases annually to a required ratio of 3.25:1.00 in the fourth quarter of fiscal year 2014 and thereafter. In addition, the senior secured credit facility includes negative covenants restricting or limiting, D&B Holdings, Dave & Buster’s and its subsidiaries’ ability to, among other things, incur additional indebtedness, pay dividends, make capital expenditures and sell or acquire assets. Virtually all of the Company’s assets are pledged as collateral for the senior secured credit facility.

On May 13, 2011, D&B Holdings and Dave & Buster’s executed an amendment (the “Amendment”) to the senior secured credit facility. The Amendment reduced the applicable term loan margins and LIBOR floor used in setting interest rates, as well as limited Dave & Buster’s requirement to meet the covenant ratios, as stipulated in the Amendment, until such time as we make a draw on our revolving credit facility or issue letters of credit in excess of $12,000. As of February 2, 2014, we have had no draws on our revolving credit facility and outstanding letters of credit have not exceeded $12,000, and as such we were not required to maintain financial ratios under our senior secured credit facility.

On May 14, 2013, D&B Holdings and Dave & Buster’s executed a second amendment (the “Second Amendment”) to the senior secured credit facility. The primary modification included in the Second Amendment is a reduction in the applicable term loan margin based on a consolidated leverage ratio greater than or equal to 2.75:1.00. If our consolidated leverage ratio is less than 2.75:1.00, the applicable term loan margin will be reduced for periods subsequent to fiscal 2013. As of February 2, 2014, Dave & Buster’s consolidated leverage ratio was 2.55:1.00

The Dave & Buster’s senior secured credit facility also contains certain customary representations and warranties, affirmative covenants and events of default, including: payment defaults, breaches of representations and warranties, covenant defaults, cross-defaults and cross-acceleration to certain indebtedness, certain events of bankruptcy, certain events under the Employee Retirement Income Security Act of 1974 as amended from time to time (“ERISA”), material judgments, actual or asserted failures of any guarantee or security document supporting the senior secured credit facility to be in full force and effect and a change of control. If an event of default occurs, the lenders under the senior secured credit facility would be entitled to take various actions, including acceleration of amounts due under the senior secured credit facility and all other actions permitted to be taken by a secured creditor.

Funds managed by Oak Hill Advisors, L.P. (the “OHA Funds”) collectively comprise one of twenty-two creditors participating in the term loan portion of our senior secured credit facility. As of February 2, 2014, the OHA Funds held approximately 9.97%, or $14,394, of our total term loan obligation. Oak Hill Advisors, L.P. is an independent investment firm that is not an affiliate of the Oak Hill Funds and is not under common control with the Oak Hill Funds. Oak Hill Advisors, L.P. and an affiliate of Oak Hill Capital Management, LLC co-manage Oak Hill Special Opportunities Fund, L.P., a private fund. Certain employees of the Oak Hill Funds, in their individual capacities, have passive investments in Oak Hill Advisors, L.P. and/or the funds it manages.

Senior notes—The Dave & Buster’s senior notes are general unsecured, unsubordinated obligations of Dave & Buster’s and mature on June 1, 2018. Interest on the notes is paid semi-annually and accrues at the rate of 11.0% per annum. On or after June 1, 2014, Dave & Buster’s may redeem all, or from time-to-time, a part of the senior notes at redemption prices (expressed as a percentage of principal amount) ranging from 105.5% to 100.0% plus accrued and unpaid interest. As of February 2, 2014, our $200,000 of senior notes had an approximate fair value of $214,500 based on quoted market price. The fair value of the Dave & Buster’s senior notes was determined to be a Level One instrument as defined by GAAP.

The senior notes restrict Dave & Buster’s ability to incur indebtedness, outside of the senior secured credit facility, unless the consolidated coverage ratio exceeds 2.00:1.00 or other financial and operational requirements are met. Additionally, the terms of the notes restrict Dave & Buster’s ability to make certain payments to affiliated entities. Dave & Buster’s was in compliance with the debt covenants as of February 2, 2014.

Senior Discount Notes—On February 22, 2011, D&B Entertainment issued principal amount $180,790 of 12.25% senior discount notes. The notes will mature on February 15, 2016. No cash interest will be paid on the notes prior to maturity, but the value of the notes will accrete (representing the amortization of original issue discount) between the date of original issue and the maturity date of the senior discount notes, at a rate of 12.25% per annum, such that the accreted value will equal the principal amount on the maturity date.

On or after August 15, 2013, the Company may redeem all, or from time-to-time, a part of the senior discount notes at redemption prices (expressed as a percentage of accreted value) ranging from 106.125% to 100.0%. As of February 2, 2014, our senior discount notes had an approximate fair value of $150,100 (carrying value of $141,852) based on quoted market prices. The fair value of the Company’s senior discount notes was determined to be a Level Two instrument as defined by GAAP.

The Company received net proceeds of $100,000, which we used to pay debt issuance costs and to repurchase a portion of the common stock owned by our stockholders. We did not retain any proceeds from the note issuance. D&B Entertainment is the sole obligor of the notes. D&B Holdings, Dave & Buster’s nor any of its subsidiaries are guarantors of these notes. However, neither D&B Holdings nor D&B Entertainment has any material assets or operations separate from Dave & Buster’s.

The senior discount notes restrict the Company’s ability to incur indebtedness, outside of the senior secured credit facility, unless the consolidated coverage ratio exceeds 2.00:1.00 or other financial and operational requirements are met. Additionally, the terms of the senior discount notes restrict the Company’s ability to make certain payments to affiliated entities. The Company was in compliance with the debt covenants as of February 2, 2014.

Future debt obligations—The following table sets forth our future debt principal payment obligations as of February 2, 2014 (excluding repayment obligations under the revolving portion of our senior secured credit facility).

DEBT OUTSTANDING AS OF FEBRUARY 2, 2014
1 year or less	$1,500
2 years	1,500
3 years	322,165
4 years	—
5 years	200,000
Thereafter	—

Total future payments	$525,165

The following tables set forth our recorded interest expense, net:

	FISCAL YEAR ENDED FEBRUARY 2, 2014	FISCAL YEAR ENDED FEBRUARY 3, 2013	FISCAL YEAR ENDED JANUARY 29, 2012
Dave & Buster’s debt-based interest expense	$29,675	$31,393	31,196
D&B Entertainment Interest accretion	15,881	14,141	11,830
Amortization of issuance cost and discount	3,189	2,946	3,031
Capitalized interest	(602)	(510)	(759)
Interest income	(334)	(336)	(367)

Total interest expense, net	$47,809	$47,634	44,931